CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (15,618,383)	$ (4,396,629)	$ (15,920,362)	$ (6,079,824)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	18,784	10,577	17,429	22,521
Amortization expense	1,495,659	569,932	1,257,534	1,269,564
Finance charges	2,143,607	422,078	1,287,916	426,419
Bad debt expense			158,620	261,717
Finance fee	1,745,985	422,078
Change in allowance for doubtful accounts	123,797	110,520
Change in fair value of forward purchase agreement	2,162,673	0	(2,312,116)	0
Stock compensation expense	5,785,528	1,024,144	1,942,036	1,717,123
Gain on sale of assets	0	13,778	(13,778)	0
Dividend expense			368,699	0
Non-cash interest expense	626,572	103,539	167,265	603,146
Impairment of intangible assets			105,676	0
Changes in assets and liabilities:
Accounts receivable	(208,425)	(61,651)	(307,716)	(47,479)
Prepaid expenses and other current assets	1,232,782	(203,949)	(1,244,356)	(26,420)
Right of use asset, net of lease liability	2,063	3,961	31,034	34,386
Accounts payable and accrued expenses	1,595,770	409,777	907,164	552,424
Deferred revenue	28,710	74,293	105,751	(6,572)
NET CASH USED IN OPERATING ACTIVITIES	(1,008,485)	(1,919,630)	(8,824,972)	(1,272,995)
INVESTING ACTIVITIES
Cash portion of consideration paid to acquire assets - Verifi Dental Limited	(370,000)	0
Cash portion of consideration paid to acquire assets - FeatherPay	(500,000)	0
Cash portion of consideration paid to acquire Preferred Dental			(1,559,144)	0
Sale of capital assets	0	28,000	28,000	0
Purchase of capital assets	0	(178,150)	(159,878)	(4,153)
Additions to capitalized software	(465,837)	(359,758)	(727,021)	(289,812)
Investment in forward purchase agreement			(7,796,672)	0
NET CASH USED IN INVESTING ACTIVITIES	(1,335,837)	(509,908)	(10,214,715)	(293,965)
FINANCING ACTIVITES
Net proceeds from debt	2,812,001	2,263,010	7,796,753	3,585,000
Payments on debt	(1,439,843)	(1,186,223)	(1,235,399)	(2,323,181)
Proceeds from issuance of common stock	0	540,000	2,881,024	450,000
Stock issued for conversion of convertible debt	0	685,333
Conversion of convertible debt into common stock			0	22,387
Proceeds from issuance of series A preferred stock			18,312,897	0
Proceeds from exercise of employee stock options			0	2,100
Effect of merger, net of transactions			(7,692,383)	0
Repurchase of warrants for common stock			0	(45,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,372,158	2,302,120	20,062,892	1,691,306
NET CHANGE IN CASH	(972,164)	(127,418)	1,023,205	124,346
CASH AT BEGINNING OF THE PERIOD	1,219,358	196,153	196,153	71,807
CASH AT END OF THE PERIOD	247,194	68,735	1,219,358	196,153
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest	132,566	348,941	18,750	696,355
Stock issued for acquisitions	$ 62	$ 0	400,000	0
Stock issued for conversion of notes payable			5,765,656	22,387
Dividends to Common Stockholders			$ 0	$ 1,794,704